Leases and Restricted Cash - Capital Lease Obligations - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2016	Dec. 31, 2016 USD ($) vessel lease building
Capital Leased Assets [Line Items]
Number of capital leases | lease		2
Number of vessels | vessel		35,000
LNG Carriers
Capital Leased Assets [Line Items]
Number of capital leases | lease		2
Term of contract	10 years
Sale leaseback amount		$ 682.8
Number of carrier newbuildings | building		4
Related purchase obligations		$ 478.1
Interest included in payments		$ 139.8
Suezmax Tankers
Capital Leased Assets [Line Items]
Number of capital leases | vessel		2
Weighted-average interest rate on lease		5.50%
Related purchase obligations		$ 58.2
Interest included in payments		$ 3.6
Number of vessels | vessel		2
Capital lease arrangement period, lessee		Under these capital leases, the owner has the option to require the Partnership to purchase the two vessels. The charterer, who is also the owner, also has the option to cancel the charter contracts and the cancellation options are first exercisable in October 2017 and July 2018, respectively.
Newbuildings
Capital Leased Assets [Line Items]
Number of vessels | vessel		15,000
Newbuildings | LNG Carriers
Capital Leased Assets [Line Items]
Number of carrier newbuildings | building		4